Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	19,045					19,045
Currency translation adjustment	(9,537)				(9,537)
Currency impact of long term funding	(3,409)				(3,409)
Tax on currency impact of long term funding	(183)				(183)
Unrealized capital gain - investments	(7)				(7)
Total comprehensive income	5,909				(13,136)	19,045
Exercise of share options (in shares)		256,255
Exercise of share options	4,862	21	4,841
Issue of ordinary shares
Share issuance costs	(59)		(59)
Non-cash stock compensation expense	2,394		2,394
Tax benefit on exercise of options	251		251
Balance at Mar. 31, 2013	$ 767,932	$ 5,088	$ 244,644	$ 100	$ (21,912)	$ 540,012
Balance (in shares) at Mar. 31, 2013		60,543,753